Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 634,615,180.92
Previously Paid Amount	0.00
Total Fee Amount	87,640.36
Total Offset Amount	0.00
Net Fee	$ 87,640.36